FINANCIAL RISK MANAGEMENT ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
The following are the contractual maturities of financial liabilities, including interest payments:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2020	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables	627		8		—		—		635
Borrowings	205		901		137		1,414		2,657
- In USD	158	5.0	901	5.0	137	4.6	1,414	4.6	2,610
- TZS in USD equivalent	47	12.5	—	—	—	—	—	—	47
2019
Trade and other payables	586		15		—		—		601
Borrowings	802		185		1,012		602		2,601
- In USD	790	5.8	132	6.0	913	6.1	602	6.5	2,437
- AUD in USD equivalent	—	2.3	—	2.3	22	2.3	—	—	22
- TZS in USD equivalent	6	12.5	47	12.5	—	—	—	—	53
- ZAR in USD equivalent	6	8.1	6	8.1	77	8.1	—	—	89
2018
Trade and other payables	562		—		—		—		562
Gold and oil derivative contracts	9		—		—		—		9
Borrowings	133		836		1,120		663		2,752
- In USD	112	5.8	790	5.8	1,025	6.0	622	6.5	2,549
- AUD in USD equivalent	7	6.8	7	6.8	23	6.8	26	6.8	63
- TZS in USD equivalent	5	12.5	3	12.5	29	12.5	—	—	37
- ZAR in USD equivalent	9	9.0	36	9.0	43	9.7	15	14.7	103

The table below provides a breakdown of the contractual maturities including interest payments of the lease liabilities.

	Within one year		Between one and two years		Between two and five years		After five years		Total
2020	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Lease liabilities	42		31		68		19		160
- In USD	10	6.1	4	6.1	6	6.1	—	—	20
- AUD in USD equivalent	22	4.7	21	4.7	58	4.7	19	4.7	120
- BRL in USD equivalent	7	8.4	5	8.4	4	8.4	—	—	16
- ZAR in USD equivalent	3	9.8	1	9.8	—	—	—	—	4
2019
Lease liabilities	51		33		54		56		194
- In USD	22	7.0	4	7.0	8	7.0	1	7.0	35
- AUD in USD equivalent	22	3.5	22	3.5	42	3.5	55	3.5	141
- BRL in USD equivalent	3	6.8	3	6.8	3	6.8	—	—	9
- ZAR in USD equivalent	4	9.8	4	9.8	1	9.8	—	—	9

Disclosure of Credit Risk Exposure
The combined maximum credit risk exposure of the group is as follows:

	US Dollars
Figures in millions	2020	2019	2018

Other investments (1)	2	67	59
Trade and other receivables	95	57	41
Cash restricted for use (note 23)	73	64	66
Cash and cash equivalents (note 24)	1,330	456	329
Total financial assets	1,500	644	495
(1) Included in other investments are amounts transferred to held for sale nil (2019 : $63m).

Disclosure of Fair Value of Financial Instruments
The estimated fair value of the group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
US Dollar millions	2020		2019		2018
Financial assets
Other investments (1)	188	188	170	170	147	147
Financial liabilities
Borrowings (note 26)	1,931	2,131	2,033	2,135	2,050	2,084
(1) Included in other investments are amounts transferred to held for sale nil (2019: $84m)

Disclosure of Fair Value of Assets Measured on a Recurring Basis
Assets measured at fair value on a recurring basis

US Dollar millions	Level 1	Level 2	Level 3	Total
	2020

Equity securities - FVTOCI	186	—	—	186
Deferred compensation asset	—	—	28	28

	2019
Equity securities - FVTPL	21	—	—	21
Equity securities - FVTOCI	82	—	—	82
	2018
Equity securities - FVTPL	19	—	—	19
Equity securities - FVTOCI	69	—	—	69

Disclosure of Sensitivity Analysis on Other Financial Assets and Liabilities
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2020
Financial assets
USD denominated	100	6	6
AUD denominated	150	1	1
ARS denominated	250	121	1
Financial liabilities
TZS denominated	250	2,730	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2019
Financial assets
USD denominated	100	1	1
AUD denominated	150	1	1
BRL denominated
Financial liabilities
TZS denominated	250	2,704	1
ZAR denominated(2)	150	15	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2018
Financial assets
USD denominated	100	1	1
ZAR denominated(1)(2)	150	1	1
BRL denominated	250	2	1
Financial liabilities
TZS denominated	250	1,680	1
ZAR denominated(2)	150	14	1
AUD denominated	100	1	1

(1) A change of 100 basis points in financial assets results in less than a $1m change in the interest amount.
(2) This is the only interest rate risk for the Company.
The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2020		2019		2018
Borrowings
ZAR denominated (R/$)	Spot (+R1.50)	—	Spot (+R1.50)	(7)	Spot (+R1.50)	(7)
TZS denominated (TZS/$)	Spot (+TZS250)	(5)	Spot (+TZS250)	(5)	Spot (+TZS250)	(3)
AUD denominated (AUD/$)	Spot (+AUD0.1)	—	Spot (+AUD0.1)	(1)	Spot (+AUD0.1)	(3)
ZAR denominated (R/$)	Spot (R(1.5))	—	Spot (R(1.5))	9	Spot (R(1.50))	9
TZS denominated (TZS/$)	Spot (TZS(250))	6	Spot (TZS(250))	6	Spot (-TZS(250))	4
AUD denominated (AUD/$)	Spot (AUD(0.1))	—	Spot (AUD(0.1))	1	Spot (AUD(0.1))	4